Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model	12 Months Ended
	Dec. 31, 2021 ₪ / shares $ / shares	Dec. 31, 2020 ₪ / shares $ / shares
Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model [Line Items]
Dividend yield	0.00%	0.00%
Contractual life	10 years
Early Exercise Multiple (Suboptimal Factor) (in Dollars per share)	$ 3
Minimum [Member]
Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model [Line Items]
Risk-free interest rate	1.22%	0.93%
Expected volatility	82.40%	65.63%
Contractual life		9 years 9 months 29 days
Early Exercise Multiple (Suboptimal Factor) (in Dollars per share)		$ 2.5
Exercise price (NIS) (in New Shekels per share) | ₪ / shares	$ 0.25	$ 0.25
Maximum [Member]
Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model [Line Items]
Risk-free interest rate	1.28%	2.40%
Expected volatility	82.43%	78.77%
Contractual life		10 years
Early Exercise Multiple (Suboptimal Factor) (in Dollars per share)		$ 3
Exercise price (NIS) (in New Shekels per share) | ₪ / shares	$ 0.253	$ 2.344